UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2013 to March 31, 2013

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period __________ to _____________.

May 14, 2013
(Date of report)

Hypothekenbank Frankfurt AG, New York Branch1
(Exact name of securitizer)

025-01051	0001549737
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Anthony L. Merolla, Director, (212) 479-5834
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

1 Formerly known as Eurohypo AG, New York Branch

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Hypothekenbank Frankfurt AG, New York Branch hereby makes its initial filing to disclose activity that it is required to report, pursuant to Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)), for the calendar quarter ending March 31, 2013.  The required disclosures are attached as an exhibit to this Form ABS-15G.

Item 2	Exhibits

Exhibit No.	Description
99.1	Table presenting the disclosures that Hypothekenbank Frankfurt AG, New York Branch, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(2).

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).  The information in this Form ABS-15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2013	HYPOTHEKENBANK FRANKFURT AG, NEW YORK BRANCH (Securitizer)

	By:	/s/ Clifford Rooke
Name: Clifford Rooke
Title: Managing Director

	By:	/s/ Anthony L. Merolla
Name: Anthony L. Merolla
Title: Director

EXHIBIT INDEX

Exhibit No.	Description
99.1	Table presenting the disclosures that Hypothekenbank Frankfurt AG, New York Branch, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(2).